Maturity analysis for non-derivative financial assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		₩ 2,369,739	₩ 3,051,353	₩ 3,783,065	₩ 1,796,300
Available-for-sale financial assets		699,833	1,014,732
Held-to-maturity investments		3,144	3,244	₩ 3,623
Loans and receivables		946,430	876,954
Long-term/short-term financial instruments		2,244,514	2,695,926
Financial assets at fair value through profit or loss		111,512
Trade and other receivables		9,692,080	9,700,732
Financial assets held for managing liquidity risk		16,067,252	17,342,941
Less than 1 year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Cash and cash equivalents		2,369,739	3,051,353
Held-to-maturity investments		5	114
Loans and receivables		244,309	198,133
Long-term/short-term financial instruments		1,702,084	2,281,460
Trade and other receivables		7,930,715	7,790,953
Financial assets held for managing liquidity risk		12,246,852	13,322,013
1~5 Years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Held-to-maturity investments		3,139	3,126
Loans and receivables		261,672	233,564
Long-term/short-term financial instruments		201,821	200,001
Trade and other receivables		920,539	915,679
Financial assets held for managing liquidity risk		1,387,171	1,352,370
More than 5 years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Available-for-sale financial assets		214,156
Held-to-maturity investments			4
Loans and receivables		429,628	439,666
Long-term/short-term financial instruments		340,304	214,122
Financial assets at fair value through profit or loss		111,512
Trade and other receivables		788,795	919,901
Financial assets held for managing liquidity risk		1,884,395	1,573,693
Other [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [Line Items]
Available-for-sale financial assets	[1]	485,677	1,014,732
Loans and receivables	[1]	10,821	5,591
Long-term/short-term financial instruments	[1]	305	343
Trade and other receivables	[1]	52,031	74,199
Financial assets held for managing liquidity risk	[1]	₩ 548,834	₩ 1,094,865

[1]	The maturities cannot be presently determined.